INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses for Future Periods) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
For the year ending
2015	$ 11,398
2016	10,114
2017	6,090
2018	3,281
2019	1,105
2020 and thereafter	1,902
Net Carrying Amount	$ 33,890	$ 18,533	$ 13,213